Accumulated Other Elements of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of accumulated other elements of comprehensive income (loss) [Abstract]
Accumulated foreign currency translation gain (loss)	$ 45.9	$ (28.7)
Prior service credits, net, related to the Company's pension and postretirement benefit plans	3.1	4.1
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(89.7)	(60.3)
Change in fair value of derivatives accounted for as cash flow hedges and other	10.7	(5.9)
Total accumulated other elements of comprehensive income (loss)	$ (30.0)	$ (90.8)